Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Summary of provisions

	December 31,
	2022	2021
	$	$
Balance – Beginning of period	277	371
Utilization of provision	(28)	(90)
Change in the provision	—	23
Unwinding of discount and impact of foreign exchange rate changes	(16)	(27)
Balances – End of the year	233	277
Less: current portion	45	34
Non-current portion	188	243